Condensed financial information of the parent company - CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
General and administrative expenses	$ (68,066)	$ (71,691)	$ (71,249)
Interest income	266	536	956
Other income, net	(337)	(5,025)
Change in fair value of financial instruments other than derivatives	(46,584)	20,571	(10,918)
Excess of fair value of convertible preferred shares	28,179	50,725	59,199
Net loss	(210,267)	(249,752)	(414,153)
Total comprehensive loss	(209,464)	(263,329)	(421,119)
Foreign currency translation adjustment, tax	0	0	0
Parent Company
Operating expenses:
General and administrative expenses	(5,131)	(8,115)	(4,538)
Loss from operations	(5,131)	(8,115)	(4,538)
Interest income	1		323
Other income, net	4,105	581	337
Change in fair value of financial instruments other than derivatives	46,584	(20,571)	10,918
Excess of fair value of convertible preferred shares	(28,179)	(50,725)	(59,199)
Share of losses from subsidiaries	(134,479)	(212,064)	(340,158)
Net loss	(210,267)	(249,752)	(414,153)
Foreign currency translation adjustment, net of nil tax	803	(13,577)	(6,966)
Total comprehensive loss	(209,464)	(263,329)	(421,119)
Foreign currency translation adjustment, tax	$ 0	$ 0	$ 0